Non-current assets - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022
Noncurrent assets [Line Items]
Investments in infrastructure projects subtotal	€ 12,509		€ 14,147	€ 13,495
Investments in associates accounted for using equity method	3,955		3,023	2,038
Goodwill	412		500	475
Increase decrease in investments in infrastructure projects additions			(87)
Increase decrease in investments in infrastructure projects exchange rate	(1,535)		814
Increase decrease in investments in infrastructure projects changes in the scope of consolidation and others	0		0
Increase decrease in investments in associates	932		985
Share capital contributions investments in associates	256		1,192
Increase decrease in investments in associates exchange rate	(385)
Increase decrease exchange rate effects borrowings of infrastructure projects			652
Increase decrease in investments in associates other	4		(168)
Share of profit (loss) of associates accounted for using equity method, investing	258		238	215
Derivatives investment in associates	18		20
Derivatives investment in Scope changes			0
Impact from derivatives			20
Scope changes	1,273
Dividends investment associates	(492)		(357)
Toll roads division [Member]
Noncurrent assets [Line Items]
Goodwill	243		276	259
Share of profit (loss) of associates accounted for using equity method, investing	247		226	198
JFKNTO sponsor aggregator LLC [Member]
Noncurrent assets [Line Items]
Investments in associates accounted for using equity method	1,128		1,006	471
Increase decrease in investments in associates			469
Share capital contributions investments in associates	236	$ 267	469
Increase decrease in investments in associates other	€ 0		0
Proportion of ownership interest in associate	49.00%	49.00%
Share of profit (loss) of associates accounted for using equity method, investing	€ 4		3
Derivatives investment in associates	10	$ 26	9
Scope changes	0
Dividends investment associates	€ 0		0
JFKNTO sponsor aggregator LLC [Member] | Toll roads division [Member]
Noncurrent assets [Line Items]
Proportion of ownership interest in associate	49.00%	49.00%
407 International Inc [Member]
Noncurrent assets [Line Items]
Investments in associates accounted for using equity method	€ 1,725		778	928
Share capital contributions investments in associates	0		0
Increase decrease in investments in associates other	€ (1)		€ 0
Percentage of the adquisition	5.06%		5.06%
Proportion of ownership interest in associate	48.29%	48.29%
Share of profit (loss) of associates accounted for using equity method, investing	€ 217		€ 188
Derivatives investment in associates	0		0
Profit sharing in these companies			188
Scope changes	1,273
Dividends investment associates	€ (452)		€ (321)
407 International Inc [Member] | Toll roads division [Member]
Noncurrent assets [Line Items]
Percentage of the adquisition	5.06%
Proportion of ownership interest in associate	48.29%	48.29%
IRB infrastructure developers limited [Member]
Noncurrent assets [Line Items]
Investments in associates accounted for using equity method	€ 291
Share capital contributions investments in associates	0
Increase decrease in investments in associates other	€ 0
Percentage of the adquisition					24.86%
Proportion of ownership interest in associate	19.86%	19.86%
Share of profit (loss) of associates accounted for using equity method, investing	€ 25
Derivatives investment in associates	3
Percentage effect on other movements			5.00%
Profit sharing in these companies			€ (77)
Scope changes	0
Dividends investment associates	€ (2)
IRB infrastructure developers limited [Member] | Toll roads division [Member]
Noncurrent assets [Line Items]
Proportion of ownership interest in associate	19.86%	19.86%
IRB Infrastructure Trust (Private InvIT) [Member]
Noncurrent assets [Line Items]
Investments in associates accounted for using equity method	€ 591		704	€ 0
Share capital contributions investments in associates	0		710
Increase decrease in investments in associates other	€ 6		€ 0
Percentage of the adquisition			23.99%
Proportion of ownership interest in associate	23.99%	23.99%
Share of profit (loss) of associates accounted for using equity method, investing	€ (6)		€ (8)
Derivatives investment in associates	0		0
Scope changes	0		710
Dividends investment associates	€ (5)		(4)
IRB Infrastructure Trust (Private InvIT) [Member] | Toll roads division [Member]
Noncurrent assets [Line Items]
Proportion of ownership interest in associate	23.99%	23.99%
Interogo Holding
Noncurrent assets [Line Items]
Profit sharing in these companies			€ (70)
Grupo Serveo, S.L.
Noncurrent assets [Line Items]
Percentage of the sale			24.78%
Scope changes			€ (21)
I66 Express mobility partners hold LLC [Member]
Noncurrent assets [Line Items]
Increase decrease in investments in infrastructure projects additions	€ (153)